Capital assets - Impairment tests and sensitivity impacts (Details) - Operating Segments [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure of Capital assets [Line Items]
Impairment	$ 1,016,094
Recoverable Amount	1,467,118
1% increase in discount rate	80,129
5% decrease in pricing	187,777
Canada
Disclosure of Capital assets [Line Items]
Impairment	542,937
Recoverable Amount	704,636
1% increase in discount rate	42,657
5% decrease in pricing	79,452
France
Disclosure of Capital assets [Line Items]
Impairment	226,858
Recoverable Amount	523,303
1% increase in discount rate	24,653
5% decrease in pricing	70,035
United States
Disclosure of Capital assets [Line Items]
Impairment	246,299
Recoverable Amount	239,179
1% increase in discount rate	12,819
5% decrease in pricing	$ 38,290